CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 559,210	$ 1,052,841	$ 153,550
Other comprehensive income/(loss):
Unrealized gain on available for sale securities		20,803	26,633
Reclassification to interest income		9,211
Prior service cost of defined benefit plan	(14,184)
Reclassification of prior service cost of defined benefit plan	7,808
Amortization of deferred realized losses on cash flow hedges	3,622	3,622	3,632
Total Other Comprehensive Income/(Loss)	(2,754)	15,214	30,265
Comprehensive Income	$ 556,456	$ 1,068,055	$ 183,815